Schedule of Components of Income Tax Expense (Benefit) (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 1	5,168,877
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 2	4,907,476
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 3	612,706
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 4	821,547
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 5	114,965
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 6	113,355
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 7	(801)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 8	(1,068)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 9	4,017
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 10	0
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 11	5,899,764
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 12	5,841,310
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 13	(3,856,161)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 14	(3,688,743)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 15	2,043,603
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 16	2,152,567